Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities carried at fair value on a recurring basis
	December 31, 2021		December 31, 2020
	Level 2	Level 3	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$82	$-	$56	$-
Foreign exchange forward contracts designated as hedging instruments	910	-	793	-
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(89)	-	(1,098)	-
Foreign exchange forward contracts designated as hedging instruments	(60)	-	(1,584)	-
Contingent consideration	-	55,919	-	37,400
	$843	$55,919	$(1,833)	$37,400